Supplemental Oil and Gas Disclosures - Sources of Change in Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows beginning of period		$ 3,883	$ 2,964	$ 1,949
Sales of oil and gas produced, net of operating costs		(541)	(1,324)	(1,040)
Net change in prices and production costs		(5,231)	303	1,198
Extensions, discoveries and improved recovery, less estimated future costs		254	1,761	1,282
Development costs incurred during year		276	592	414
Changes in estimated future development costs		1,213	143	(736)
Purchase of reserves in place, less estimated future costs		657	147	0
Sale of reserves in place, loss estimated future costs		(397)	(391)	(3)
Revisions of previous quantity estimates		(374)	(536)	239
Accretion of discount	$ 23	489	383	225
Net change in income taxes		1,073	(142)	(540)
Other		(18)	(17)	(24)
Net changes		(2,599)	919	1,015
Standardized measure of discounted future net cash flows end of period	1,284	1,284	$ 3,883	$ 2,964
Piceance Basin [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Accretion of discount		23
Standardized measure of discounted future net cash flows end of period	$ 270	$ 270